Cost of sales, without considering depreciation and amortization (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cost of sales [Line Items]
Other production expenses	$ 13,595	$ 15,028	$ 24,107,000
Cost of sales of services, without considering depreciation and amortization	(4,318)	(12,954)	(10,754)
cost of services [Member]
Disclosure of cost of sales [Line Items]
Direct labor	2,128	7,398	5,983
Consumption of materials and supplies	675	1,026	868
Maintenance and repair	543	946	217
Services provided by third parties	382	1,782	1,689
Electricity and water	249	586	633
Rentals	92	423	480
Insurances	86	246	212
Transport	50	98	213
Other production expenses	113	449	459
Cost of sales of services, without considering depreciation and amortization	$ 4,318	$ 12,954	$ 10,754